shark13f93010									shark13f93010
13F-HR
9/30/10
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  November 12, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    294094

                                                   FORM 13F INFORMATION TABLE
                             TITLE OF                     VALUE     SHARES/ SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS              CUSIP    x($1000)   PRN AMT PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONe
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
AMKOR TECHNOLOGY INC	     COM	       031652100   1973	    300252   SH	        Sole	0	300252	0	0
APPLE INC	             COM	       037833100   5919	    20860    SH		Sole	0	20860	0	0
ARRIS GROUP INC	             COM	       04269Q100   2504	    256249   SH		Sole	0	256249	0	0
AT&T INC	             COM	       00206R102   2558	    89456    SH		Sole	0	89456	0	0
BED BATH & BEYOND INC	     COM	       075896100   4352	    100242   SH		Sole	0	100242	0	0
BENCHMARK ELECTRS INC	     COM	       08160H101   5362	    326956   SH		Sole	0	326956	0	0
CAMPBELL SOUP CO	     COM	       134429109   6469	    180949   SH		Sole	0	180949	0	0
CARTER INC	             COM	       146229109   4614	    175242   SH		Sole	0	175242	0	0
CISCO SYS INC	             COM	       17275R102   2960	    135171   SH		Sole	0	135171	0	0
COMTECH TELECOMMUNICATIONS C COM NEW	       205826209    411	     15036   SH		Sole	0	15036	0	0
COMTECH TELECOMMUNICATIONS C COM NEW	       205826209   2754	    100700   CALL	Sole	0	0	0	0
CRACKER BARREL OLD CTRY STOR COM	       22410J106   2919	     57511   SH		Sole	0	57511	0	0
DOVER MOTORSPORTS INC	     COM	       260174107    522	    288232   SH		Sole	0	288232	0	0
EXXON MOBIL CORP	     COM	       30231G102   2260	     36577   SH		Sole	0	36577	0	0
GENERAL DYNAMICS CORP	     COM	       369550108   7372	    117375   SH		Sole	0	117375	0	0
HARBIN ELECTRIC INC	     COM	       41145W109   3578	    200000   CALL	Sole	0	0	0	0
HARBIN ELECTRIC INC	     COM	       41145W109   2684	    150000   PUT	Sole	0	0	0	0
INTERNATIONAL BUSINESS MACHS COM	       459200101   3354	     25001   SH		Sole	0	25001	0	0
ISHARES TR	             DJ US REAL EST    464287739  33506	    633617   SH		Sole	0	633617	0	0
ISHARES TR	             DJ US REAL EST    464287739  12162	    230000   CALL	Sole	0	0	0	0
ISHARES TR	             RUSSELL 2000      464287655  23089	    342054   SH		Sole	0	342054	0	0
JOHNSON & JOHNSON	     COM	       478160104   5742	     92676   SH		Sole	0	92676	0	0
LILLY ELI & CO	             COM	       532457108   5489     150266   SH		Sole	0	150266	0	0
MARINEMAX INC	             COM	       567908108    459	     65157   SH		Sole	0	65157	0	0
MEMC ELECTR MATLS INC	     COM	       552715104   9763	    819051   SH		Sole	0	819051	0	0
MEMC ELECTR MATLS INC	     COM	       552715104   8344	    700000   PUT	Sole	0	0	0	0
MICROSOFT CORP	             COM	       594918104   2875	    117383   SH		Sole	0	117383	0	0
MONSANTO CO NEW	             COM	       61166W101   1232	     25709   SH		Sole	0	25709	0	0
NEUTRAL TANDEM INC 	     COM	       64128B108   3922	    328242   SH		Sole	0	328242	0	0
NUANCE COMMUNICATIONS INC    COM 	       67020Y100   4692	    300000   CALL	Sole	0	0	0	0
OPENTABLE INC	             COM	       68372A104   3404	     50000   PUT	Sole	0	0	0	0
ORACLE CORP	             COM	       68389X105   9138	    340324   SH		Sole	0	340324	0	0
PALL CORP	             COM	       696429307   5194	    124729   SH		Sole	0	124729	0	0
PEPSICO INC	             COM	       713448108  10407	    156642   SH		Sole	0	156642	0	0
PHARMACEUTICAL PROD DEV INC  COM	       717124101   3670	    148063   SH		Sole	0	148063	0	0
PROCTER & GAMBLE CO	     COM	       742718109   2810	     46861   SH		Sole	0	46861	0	0
PROLOGIS	             SH BEN INT	       743410102   2410	    204600   PUT	Sole	0	0	0	0
RACKSPACE HOSTING INC	     COM	       750086100   1561	     60100   CALL	Sole	0	0	0	0
ROCK-TENN CO	             CL A              772739207   2071	     41576   SH		Sole	0	41576	0	0
ROVI CORP	             COM	       779376102   5041	    100000   CALL	Sole	0	0	0	0
SONY CORP	             ADR NEW	       835699307  10847	    350800   CALL	Sole	0	0	0	0
SONY CORP	             ADR NEW	       835699307  15933	    515300   PUT	Sole	0	0	0	0
SPDR GOLD TRUST              GOLD SHS	       78463V107   5267	     41174   SH		Sole	0	41174	0	0
SRA INTL INC	             CL A	       78464R105   5738	    290956   SH		Sole	0	290956	0	0
STAPLES INC	             COM	       855030102   5846	    279431   SH		Sole	0	279431	0	0
SYMANTEC CORP	             COM	       871503108   7205	    476182   SH		Sole	0	476182	0	0
TESORO CORP	             COM	       881609101   3537	    264758   SH		Sole	0	264758	0	0
THERMO FISHER SCIENTIFIC INC COM	       883556102   5119	    106915   SH		Sole	0	106915	0	0
UNIT CORP	             COM	       909218109   1533	     41102   SH		Sole	0	41102	0	0
VALUECLICK INC	             COM	       92046N102   7220	    552010   SH		Sole	0	552010	0	0
WAL MART STORES INC    	     COM	       931142103   2936	     54859   SH		Sole	0	54859	0	0
WESCO INTL INC	             COM	       95082P105   2005	     51031   SH		Sole	0	51031	0	0
WONDER AUTO TECHNOLOGY INC   COM	       978166106    788	     92600   CALL	Sole	0	0	0	0
WONDER AUTO TECHNOLOGY INC   COM	       978166106    574	     67500   PUT	Sole	0	0	0	0

S REPORT SUMMARY             54 DATA RECORDS                294094  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       9/30/10
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             54
               Total Records   			54
               Total Omitted                    0
Report Market Value x($1000)                	294094
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value